Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Profit or loss and assets for reportable segment
The following tables present information about profit, or loss, significant expenses, other segment items and assets for each reportable segment:

	For the fiscal years ended December 31,
	2024	2023	2022
Revenues:
Brazil	$1,768,311	$1,701,547	$1,429,105
NOLAD	1,225,751	1,132,912	920,189
SLAD	1,476,100	1,497,419	1,269,608
Total revenues	$4,470,162	$4,331,878	$3,618,902

Significant expenses (a)
Company-operated restaurant expenses
Brazil	$(1,338,301)	$(1,301,637)	$(1,096,919)
NOLAD	(1,048,552)	(962,214)	(777,989)
SLAD	(1,277,019)	(1,270,959)	(1,087,953)
Total Company-operated restaurant expenses	$(3,663,872)	$(3,534,810)	$(2,962,861)

Franchised restaurants-occupancy expenses
Brazil	$(54,089)	$(54,031)	$(42,995)
NOLAD	$(11,020)	(10,465)	(9,053)
SLAD	$(9,754)	(9,243)	(7,240)
Total Franchised restaurants-occupancy expenses	$(74,863)	$(73,739)	$(59,288)

General and administrative expenses
Brazil	$(54,007)	$(58,608)	$(53,810)
NOLAD	(50,197)	(48,188)	(37,645)
SLAD	(54,169)	(51,973)	(44,854)
Corporate	(89,990)	(104,118)	(88,305)
Total General and administrative expenses	$(248,363)	$(262,887)	$(224,614)

Other segment items
Brazil	$18,088	$12,906	$6,965
NOLAD	$274	3,319	(212)
SLAD	$(1,466)	(4,864)	$4,692
Corporate	$140	501	$2,980
Total Other segment items (a) (b)	$17,036	$11,862	$14,425

Adjusted EBITDA:
Brazil	$340,002	$300,177	$242,346
NOLAD	116,256	115,364	95,290
SLAD	133,692	160,380	134,253
Total reportable segments	589,950	575,921	471,889
Corporate and others (i)	(89,850)	(103,617)	(85,325)
Total adjusted EBITDA	$500,100	$472,304	$386,564
(a) Depreciation & amortization are not included within the significant expenses, such as Company-operated restaurant expenses, Franchised restaurants-occupancy expenses, Selling, general & administrative expenses and Other segment items.

(b) Other segment items includes gains related to sales and exchange of restaurant businesses, rental income of excess properties, accrual for contingencies, recovery of taxes, results from equity method investments, write-offs of inventory and other miscellaneous items.

	For the fiscal years ended December 31,
	2024	2023	2022
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$500,100	$472,304	$386,564

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(177,354)	(149,268)	(119,777)
Gains from sale and insurance recovery of property and equipment	5,486	2,030	1,949
Write-offs of long-lived assets	(2,650)	(8,401)	(3,143)
Impairment of long-lived assets	(1,067)	(2,626)	(1,171)
Operating income	324,515	314,039	264,422
(Less) Plus:
Net interest expense and other financing results	(47,238)	(32,275)	(43,750)
Gain (loss) from derivative instruments	941	(13,183)	(10,490)
Foreign currency exchange results	(15,063)	10,774	16,501
Other non-operating expenses, net	(3,873)	(1,238)	(287)
Income tax expense, net	(109,903)	(95,702)	(85,476)
Net income attributable to non-controlling interests	(620)	(1,141)	(577)
Net income attributable to Arcos Dorados Holdings Inc.	$148,759	$181,274	$140,343

	For the fiscal years ended December 31,
	2024	2023	2022
Depreciation and amortization:
Brazil	$70,868	$68,249	$55,003
NOLAD	50,481	41,195	32,377
SLAD	46,432	32,302	25,932
Total reportable segments	167,781	141,746	113,312
Corporate and others (i)	9,966	8,178	7,134
Purchase price allocation (ii)	(393)	(656)	(669)
Total depreciation and amortization	$177,354	$149,268	$119,777

Property and equipment expenditures:
Brazil	$108,140	$121,913	$68,661
NOLAD	99,140	113,823	69,966
SLAD	120,301	122,616	78,162
Others	55	1,745	326
Total property and equipment expenditures	$327,636	$360,097	$217,115

	As of December 31,
	2024	2023
Total assets:
Brazil	$1,164,179	$1,304,759
NOLAD	959,403	900,429
SLAD	822,342	748,073
Total reportable segments	2,945,924	2,953,261
Corporate and others (i)	40,366	171,255
Purchase price allocation (ii)	(93,636)	(105,278)
Total assets	$2,892,654	$3,019,238

(i)Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2024, corporate assets primarily include cash and cash equivalents, short-term investments and lease right of use. As of December 31, 2023, corporate assets primarily include cash and cash equivalents and short-term investments.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill, considering the corresponding depreciation and amortization. As of December 31, 2024 and 2023, primarily related with the reduction of goodwill.

Schedule of revenue and long-lived assets, by geographical area	The following table presents information about revenues by geographic area for fiscal years ended December 31, 2024, 2023 and 2022:

	For the fiscal years ended December 31,
	2024	2023	2022
Revenues:
Brazil	$1,768,311	$1,701,547	$1,429,105
Argentina	600,298	683,231	604,347
México	447,388	394,528	278,414
Other countries	1,654,165	1,552,572	1,307,036
Total revenues	$4,470,162	$4,331,878	$3,618,902
The following table presents information about long-lived assets by geographic area as of December 31, 2024, and 2023:

	As of December 31,
	2024	2023
Long-lived assets
Brazil	$370,419	$431,360
Mexico	168,588	177,428
Argentina	117,206	95,374
Other countries	470,829	415,723
Total long-lived assets	$1,127,042	$1,119,885